Schedule of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Unrecognized tax benefits as of the beginning of the year	$ 5
Increase related to prior year tax provisions	7
Decrease related to prior year tax provisions	0	0
Increase related to current year tax provisions	31	5
Unrecognized tax benefits as of the end of the year	$ 43	$ 5